Short-term Loans Receivable and Short-term Borrowings	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Short-term Loans Receivable and Short-term Borrowings

Note 6 - Short-term Loans Receivable and Short-term Borrowings

Short-term Loans Receivable

On December 20, 2019, the Group issued notes receivable in an aggregate of approximately $1,626,000 to an unrelated party. The notes are due June 20, 2020 and accrue interest at a rate of 6% per annum. On June 20, 2020, the notes were extended to December 20, 2020 and the loans and all accrued interest thereon shall be repaid on the new repayment date. For six month ended June 30, 2020, interest income earned on these notes were approximately $49,000.

In June, 2020, the Group entered into loan agreements in the aggregate principal amount of $442,000 to two unrelated parties. Both loans are due in six months accrue interest at a rate of 6% per annum. For six month ended June 30, 2020, interest income earned on these notes were approximately $1,500.

Short-term Borrowings

In August and September 2019, Lion Wealth Limited ("LWL") obtained short-term borrowings in an aggregate of $20,409,250 from China Tonghai Financial Limited ("Tonghai") with an interest rate of 13% per annum and due on December 5, 2019. Lion Financial Group Limited acts as the corporate guarantor and the guarantee is a continuing guarantee and extends to the ultimate balance of all borrowings. The majority of the proceeds from the short-term borrowings were then advanced to four unrelated entities (collectively, the "Borrowers") under four separate loan agreements in an aggregate of $19,108,159, at an interest rate of 15% per annum and with due dates ranging from November 27, 2019 to December 5, 2019. On December 5, 2019, LWL entered into a Deed of Novation with Tonghai and a new debtor, Xiao Bin Trading Company Limited ("Xiao Bin"), whereby LWL transferred all of its rights and obligations pertaining to $19.1 million of the borrowings under its original borrowing agreement with Tonghai to Xiao Bin. The remaining $1.3 million under the original borrowing agreement which was not novated was included in the line "Short-term Borrowings" in the consolidated balance sheet as of December 31, 2019. Simultaneous to this novation agreement, LWL entered into four separate Deeds of Novation with Xiao Bin, as the new creditor, and the four Borrowers to transfer all of LWL's rights and obligations under the four original loan agreements totaling $19.1 million to Xiao Bin. The Group offset legal rights resulting from the Deed of Novation with Tonghai and the four Deeds of Novation with the Borrowers in the amount of $19.1 million. Since only the rights and obligations were transferred and no cash transactions were made, the settlement was properly accounted for as noncash transaction. As a result, a gain from forgiveness of debts of approximately $26,000 was recognized and the remaining outstanding short-term borrowings in the amount of $1,284,155 were extended from December 5, 2019 to March 5, 2020.

On March 5, 2020, LWL entered into a supplemental loan agreement with China Tonghai Financial Limited to further extend the repayment of this remaining outstanding amount of $1,284,155 from March 5, 2020 to April 6, 2020. On April 8 and June 23, 2020, LWL made repayments in the aggregate of approximately $663,000, and obtained grace periods to further extend the repayment of the remaining outstanding amount of $621,000 to August 31, 2020. For the six months ended June 30, 2020, interest expense incurred on the remaining outstanding balance totaled approximately $71,000.

In September 2019, Lion Financial Group Limited obtained short-term borrowings with an unrelated third-party lender at an interest rate of 12% per annum in the amount $510,230 which were guaranteed by shareholder. As of December 31, 2019, the remaining balance of such unrelated party borrowing was $128,415 which was subsequently fully repaid by January 3, 2020.

In November 2019, LWL obtained short-term borrowings from a related party in the amount of $128,415 with an interest rate of 12% per annum due on February 6, 2020. As of December 31, 2019, the remaining balance of such borrowing was $128,415 which was subsequently fully repaid by January 3, 2020.